Goodwill	6 Months Ended
Jun. 30, 2026
Goodwill, Impaired [Abstract]
Goodwill
8.	Goodwill

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Bondly HK	$4,454	$4,454
Less: impairment	(3,663)	(3,663)
Total	$791	$791

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Balance as of December 31,	$791	$4,454
Impairment	-	(3,663)
Goodwill, net	$791	$791